Subsequent Events (NASDAQ Delisting and Preferred Stock Conversion) (Details) - USD ($) $ / shares in Units, $ in Thousands		2 Months Ended	9 Months Ended
	Dec. 03, 2015	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Mar. 16, 2015	Nov. 25, 2014	Jun. 30, 2014
Subsequent Event [Line Items]
Shares issued, price per share (in dollars per share)	$ 0.47
Stock issued value	$ 4,112		$ 4,112	$ 0
Series C Convertible Redeemable Preferred Stock
Subsequent Event [Line Items]
Temporary equity, shares issued (in shares)			10,000		10,000			0
Series C Convertible Redeemable Preferred Stock | Affiliated Entity | Securities Purchase Agreement
Subsequent Event [Line Items]
Temporary equity, shares issued (in shares)						7,000	3,000
Series C Convertible Redeemable Preferred Stock | Affiliated Entity | Securities Purchase Agreement | Sillerman Investment Company, LLC
Subsequent Event [Line Items]
Temporary equity, shares issued (in shares)			10,000
Subsequent Event | Forecast | Sillerman Investment Company, LLC
Subsequent Event [Line Items]
Stock issued value		$ 7,000
Subsequent Event | Forecast | Affiliated Entity | Securities Purchase Agreement | Sillerman Investment Company, LLC
Subsequent Event [Line Items]
Shares issued (in shares)		22,580,645
Shares issued, price per share (in dollars per share)		$ 0.31
Subsequent Event | Forecast | Affiliated Entity | Securities Purchase Agreement | Mr. Sillerman and affiliate
Subsequent Event [Line Items]
Majority shareholder, ownership percentage (more than)		50.00%
Subsequent Event | Forecast | Series C Convertible Redeemable Preferred Stock | Affiliated Entity | Securities Purchase Agreement | Sillerman Investment Company, LLC
Subsequent Event [Line Items]
Temporary equity, shares exchanged (in shares)		7,000